UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07660

Name of Fund:  BlackRock Massachusetts Tax-Exempt Trust (MHE)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Massachusetts Tax-Exempt Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2017 (Unaudited)	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 150.1%
County/City/Special District/School District — 3.6%
Town of Holyoke Massachusetts, GO, Refunding, 5.00%, 9/01/26	$1,000	$1,172,180
Education — 63.0%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.25%, 1/01/42	500	571,580
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	250	275,355
Merrimack College, 5.00%, 7/01/47	550	595,012
Mount Holyoke College, Series B, 5.00%, 7/01/41	500	555,730
UMass Boston Student Housing Project, 5.00%, 10/01/48	1,000	1,085,310
Wellesley College, Series J, 5.00%, 7/01/42	1,950	2,238,502
Wentworth Institute Technology, 5.00%, 10/01/46	500	554,630
WGBH Educational Foundation, Series A (AMBAC), 5.75%, 1/01/42	650	894,309
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	1,500	1,819,575
Emerson College, 5.00%, 1/01/41	500	548,515
Emerson College, Series A, 5.00%, 1/01/40	200	209,106
Emmanuel College Issue, Series A, 5.00%, 10/01/35	250	281,322
International Charter School, 5.00%, 4/15/40	1,000	1,071,100
Series A, Harvard University, 5.50%, 11/15/18 (a)	75	80,054
Suffolk University, 4.00%, 7/01/39	500	510,400
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,863,136
Wheelock College, Series C, 5.25%, 10/01/37	1,000	1,011,930
Worcester Polytechnic Institute, 5.00%, 9/01/17 (a)	900	909,360

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Education (continued)
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/27	$1,000	$1,144,940
Massachusetts Educational Financing Authority, Refunding RB, Issue J, AMT, 3.50%, 7/01/33	250	237,268
Massachusetts Health & Educational Facilities Authority, RB:
Berklee College of Music, Inc., Series A, 5.00%, 10/01/37	70	70,897
Northeastern University, Series R, 5.00%, 10/01/33	225	235,728
Tufts University, Series O, 5.38%, 8/15/18 (a)	1,000	1,054,050
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Northeastern University, Series T-2, 5.00%, 10/01/32	500	563,100
Springfield College, 5.63%, 10/15/19 (a)	500	554,210
Tufts University, Series M, 5.50%, 2/15/27	1,000	1,300,170
University of Massachusetts Building Authority, RB, Senior-Series 2, 5.00%, 11/01/39	500	571,750

		20,807,039
Health — 24.5%
Massachusetts Development Finance Agency, RB:
Boston Medical Center, Series D, 4.00%, 7/01/45	200	202,618
Seven Hills Foundation Obligated Group, Series A, 5.00%, 9/01/35	750	791,370
Massachusetts Development Finance Agency, Refunding RB:
Carleton-Willard Village, 5.63%, 12/01/30	500	541,200
Partners Healthcare System, Series L, 5.00%, 7/01/36	1,000	1,116,640
Massachusetts Health & Educational Facilities Authority, RB:
Cape Cod Healthcare Obligated Group, Series D (AGC), 5.00%, 11/15/19 (a)	1,000	1,096,340

BLACKROCK MASSACHUSETTS TAX-EXEMPT TRUST	MAY 31, 2017	1

Schedule of Investments (continued)	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Health (continued)
Massachusetts Health & Educational Facilities Authority, RB (continued):
Caregroup, Series E-1, 5.00%, 7/01/18 (a)	$500	$522,160
Children’s Hospital, Series M, 5.25%, 12/01/39	600	652,110
Children’s Hospital, Series M, 5.50%, 12/01/39	500	545,315
Lahey Clinic Medical Center, Series D, 5.25%, 8/15/17 (a)	1,000	1,009,070
Southcoast Health Obligation Group, Series D, 5.00%, 7/01/39	500	523,860
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, Series H, 5.25%, 7/01/38	1,000	1,086,680

		8,087,363
Housing — 11.0%
Massachusetts HFA, RB, M/F Housing, Series A (FHA), 5.25%, 12/01/35	185	199,162
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.50%, 12/01/47	500	516,365
Series C, 5.00%, 12/01/30	380	395,899
Series C, 5.35%, 12/01/42	1,550	1,651,819
Series F, 5.70%, 6/01/40	850	874,837

		3,638,082
State — 23.2%
Commonwealth of Massachusetts, GO, Series C, 5.00%, 7/01/45	1,000	1,155,010
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.25%, 7/01/29	730	939,568
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	500	570,250
Senior Series B, 5.00%, 10/15/41	1,000	1,130,750
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/19 (a)	2,500	2,716,525

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
State (continued)
Massachusetts State College Building Authority, Refunding RB, Series B (Syncora), 5.50%, 5/01/39	$825	$1,134,697

		7,646,800
Transportation — 24.8%
Commonwealth of Massachusetts, RB, Series A, 5.00%, 6/15/27	1,000	1,162,150
Commonwealth of Massachusetts, Refunding RB, Series A, 5.00%, 6/01/38	500	561,745
Massachusetts Department of Transportation, Refunding RB, Senior Series B:
5.00%, 1/01/32	1,120	1,218,952
5.00%, 1/01/37	1,000	1,081,460
Massachusetts Port Authority, RB, AMT:
Series A, 5.00%, 7/01/42	1,000	1,098,070
Series B, 5.00%, 7/01/45	1,750	1,951,635
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 7/01/36	1,000	1,132,910

		8,206,922
Total Municipal Bonds in Massachusetts		49,558,386
Puerto Rico — 1.7%
Tobacco — 1.7%
Children’s Trust Fund, RB, Tobacco Settlement, Refunding, Asset-Backed:
5.50%, 5/15/39	95	95,466
5.63%, 5/15/43	470	470,305
Total Municipal Bonds in Puerto Rico		565,771
Total Municipal Bonds - 151.8%		50,124,157

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
Massachusetts — 6.6%
State — 6.6%
Commonwealth of Massachusetts, GO:
Series A, 5.00%, 3/01/46	1,001	1,140,665

BLACKROCK MASSACHUSETTS TAX-EXEMPT TRUST	MAY 31, 2017	2

Schedule of Investments (continued)	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
Massachusetts (continued)
State (continued)
Commonwealth of Massachusetts, GO (continued):
Series G, 4.00%, 9/01/42	$1,005	$1,058,168
Total Municipal Bonds Transferred to Tender Option Bond Trusts - 6.6%		2,198,833
Total Long-Term Investments (Cost — $48,357,728) — 158.4%		52,322,990

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.60% (c)(d)	23,736	$23,741
Total Short-Term Securities (Cost — $23,741) — 0.1%		$23,741
Total Investments (Cost — $48,381,469*) — 158.5%		52,346,731
Other Assets Less Liabilities — 1.6%		521,845
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.3)%		(1,423,866)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (55.8)%		(18,416,454)

Net Assets Applicable to Common Shares — 100.0%		$33,028,256

* As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$46,955,868

Gross unrealized appreciation	$4,067,446
Gross unrealized depreciation	(97,440)

Net unrealized appreciation	$3,970,006

Notes to Schedule of Investments
(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(c)	During the period ended May 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain [1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	125,958	(102,222)	23,736	$23,741	$1,273	$239	—

[1]	Includes net capital gain distributions.

(d)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MASSACHUSETTS TAX-EXEMPT TRUST	MAY 31, 2017	3

Schedule of Investments (continued)	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(8)	5-Year U.S. Treasury Note	September 2017	$946,500	$(1,398)
(14)	10-Year U.S. Treasury Note	September 2017	$1,768,156	(5,321)
(9)	Long U.S. Treasury Bond	September 2017	$1,384,313	(11,262)
(3)	Ultra U.S. Treasury Bond	September 2017	$495,375	(5,950)
Total				$(23,931)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
RB	Revenue Bonds
Syncora	Syncora Guarantee

BLACKROCK MASSACHUSETTS TAX-EXEMPT TRUST	MAY 31, 2017	4

Schedule of Investments (concluded)	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$52,322,990	—	$52,322,990
Short-Term Investments	$23,741	—	—	23,741

Total	$23,741	$52,322,990	—	$52,346,731

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(23,931)	—	—	$(23,931)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(1,420,856)	—	$(1,420,856)
VRDP Shares at Liquidation Value	—	(18,500,000)	—	(18,500,000)

Total	—	$(19,920,856)	—	$(19,920,856)

During the period ended May 31, 2017, there were no transfers between levels.

BLACKROCK MASSACHUSETTS TAX-EXEMPT TRUST	MAY 31, 2017	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Massachusetts Tax-Exempt Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Massachusetts Tax-Exempt Trust

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Massachusetts Tax-Exempt Trust

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Massachusetts Tax-Exempt Trust

Date: July 24, 2017